Share-based Payments - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2017 ZAR (R) shares	Dec. 31, 2016 ZAR (R) shares	Dec. 31, 2015 ZAR (R) shares	Dec. 31, 2014 ZAR (R)
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R			R 129.94
Awards outstanding at beginning of year	4,363,330	6,028,193	3,964,362
Awards granted during the year	0	0	3,120,555
Awards lapsed during the year	(1,512,857)	(1,160,023)	(830,356)
Awards exercised during the year	(384,116)	(504,840)	(226,368)
Awards outstanding at end of year	2,466,357	4,363,330	6,028,193
Awards exercisable at end of year	455,914	320,169	445,781
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 152.87	R 229.22	R 130.87
Awards outstanding at beginning of year	4,198,285	4,708,799	3,305,515
Awards granted during the year	1,926,549	2,103,767	2,562,313
Awards lapsed during the year	(218,601)	(204,374)	(165,006)
Awards exercised during the year	(1,426,554)	(2,409,907)	(994,023)
Awards outstanding at end of year	4,479,679	4,198,285	4,708,799
Awards exercisable at end of year	1,904,021	1,170,849	1,687,096
Share Retention Bonus Scheme
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 226.46
Awards outstanding at beginning of year	72,038	115,736
Awards exercised during the year	20,185	43,698	34,564
Awards outstanding at end of year	51,853	72,038	115,736
Co-investment Plan
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards outstanding at beginning of year	97,651	145,040	56,703
Awards granted during the year	112,105	47,590	125,050
Awards lapsed during the year	(62,775)	(18,570)	(6,426)
Awards exercised during the year	(51,603)	(76,409)	(30,287)
Awards outstanding at end of year	95,378	97,651	145,040